Basis of preparation - Borrowing costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Borrowing costs capitalised	€ 189	€ 262